Offerings	Jul. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.000005 par value per share
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 35,937,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,962.97
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Includes ordinary shares that may be purchased by the underwriters pursuant to their over-allotment option. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.000005 par value per share
Amount Registered | shares	1,470,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 7,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,015.03
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. Reflects the resale by the selling shareholders set forth herein of up to 1,470,000 ordinary shares assuming a price of $5.00 per share, the maximum offering price in the initial public offering.